Capital management	12 Months Ended
Dec. 31, 2023
Capital management
Capital management
8.	Capital management

The Company's objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital, maximizing the return to stockholders.

The Company manages its capital structure and adjusts in light of changes in economic conditions and to maintain and adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

Capital is managed considering the consolidated position.

The Group has the following covenants for the debentures issued:

Net Financial Debt / Adjusted EBITDA less than or equal to:

(a) 4.0x (four times), to be verified based on the Issuer's consolidated and audited financial statements, with the calculation being based on the fiscal year ended on 31 December 2023;

(b) 3.5x (three and a half times), to be verified based on the Issuer's consolidated and revised quarterly financial information, with the calculation being based on the quarter ended June 30, 2024;

Adjusted EBITDA / Net Financial Result greater than or equal to:

(a) 1.5x (one and a half times) to be verified based on the consolidated and revised or audited financial information of the Issuer, as applicable, with the calculation being based on (a) the fiscal year ending on December 31, 2023, and (b) in the quarter ended June 30, 2024;

(b) 2.0x (twice), to be verified based on the Issuer's consolidated and audited financial statements, with the calculation being based on the fiscal year ending on December 31, 2024 and in subsequent years until the maturity of the Debentures

The breach of any of the above covenants will result in the automatic early maturity of the obligations arising from the Debentures, with the consequent consideration, by the Trustee, of the early maturity of all obligations arising from the Debentures and the requirement for payment of what is due, regardless of the call for General Meeting of Debenture Holders or the need to send any form of communication or notification to the Issuer and/or the Guarantors.

For the purposes of this item:

“Financial Debt” means, based on the consolidated and audited or revised financial statements, as applicable, of the Issuer, any amount owed, in Brazil or abroad, as a result of (i) loans, loans, financing or other financial debts, including commercial leasing (except property rental), financial leasing, fixed income securities, debentures, bills of exchange, promissory notes or similar instruments; (ii) acquisitions payable; (iii) net balance of active and passive transactions with derivatives (wherein said balance will be net of what is already classified as current liabilities and non-current liabilities); (iv) letters of credit, guarantees, guarantees, co-obligations and other guarantees provided for the benefit of unconsolidated companies in the respective financial statements; and (v) obligations arising from the redemption of securities representing the share capital and payment of declared and unpaid dividends or profits, if applicable, provided that the Financial Debt will not consider liabilities relating to commercial leases (property rental);

“Net Financial Debt” means, based on the consolidated and audited or revised financial statements, as the case may be, of the Issuer, its Financial Debt deducted from the sum of cash, financial investments and marketable securities, free and clear of any Liens.

“Adjusted EBITDA” means, based on the consolidated and audited or revised financial statements, as applicable, of the Issuer for the immediately preceding 12 (twelve) months, the net profit for the period, plus taxes (current and deferred) on profit, net financial expenses, financial income, depreciation, amortization and depletion (including impairment expenses), interest and fines on outstanding monthly fees (“Interest on tuition fees paid in arrears”), expenses with stock option plans (“Share-based compensation plan”), from the Other Expenses and Income line (“Other income (expenses), net”), and from expenses with M&A, share offering and restructuring (“M&A, pre-offering expenses and restructuring expenses”). And in line with IFRS Accounting Standards, being certain that, in addition, the Adjusted EBITDA must consider expenses with rents paid.

“Net Financial Result” means Financial Income minus (-) Financial Expenses.

“Financial Income” means the sum of interest on financial investments, interest on active loans and loans, active monetary and exchange variations, and income related to hedge/derivatives;

“Financial Expenses” means the sum of interest on financial debts, loans, bonds and securities, discount on the assignment of credit rights, costs of structuring banking or capital market operations, passive monetary and exchange variations, expenses related to hedging/ derivatives, interest or fines for late and/or non-payment of obligations, excluding interest on equity.